SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 4,663	$ 8,363
2025	9,328	6,706
2026	9,328	6,706
2027	9,321	6,699
2028	9,311	6,689
Thereafter	367,741	264,634
Intangible asset, net	$ 409,692	$ 299,797	$ 281,662